SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Securities With Gross Unrealized Losses

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less than twelve months		Twelve months or more
December 31, 2012	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	201,943	(26,995)	2,702	(2,585)
Mutual funds	—	—	20,759	(6,419)

Total (RMB)	201,943	(26,995)	23,461	(9,004)

	US$32,414	US$(4,333)	US$3,766	US$(1,445)

	Less than twelve months		Twelve months or more
December 31, 2011	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	49,009	(8,146)	1,324	(1,649)
Mutual funds	9,486	(2,994)	10,117	(4,581)

Total	58,495	(11,140)	11,441	(6,230)

Proceeds, Gross Realized Gains and Gross Realized Losses on Securities

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Proceeds	173,693	302,171	706,278	113,365
Gross realized gains	14,429	9,526	65,272	10,477
Gross realized losses	(4,645)	(13,180)	(18,526)	(2,974)

Trading and Available for Sale Securities Measured and Recorded at Fair Value on Recurring Basis

The summary of trading and available-for-sale securities measured and recorded at fair value on a recurring basis as of December 31, 2012 is as follows:

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2012 (RMB)	Quoted Prices in Active Markets for Identical Assets (Level 1) (RMB)	Significant Other Observable Inputs (Level 2) (RMB)	Significant Unobservable Inputs (Level 3) (RMB)
Available-for-sale securities	289,995	289,995	—	—
Trading securities	518	518	—	—

Total	290,513	290,513	—	—

	US$46,630	US$46,630	—	—

Available-for-sale securities [Member]
Available-for-sale Securities

Available-for-sale securities:

	December 31, 2011 (RMB)					December 31, 2012 (RMB)					December 31, 2012 (US$)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than -temporary impairment	Fair value	Fair value
Equity securities	221,953	13,329	(9,795)	—	225,487	281,268	17,548	(29,580)	—	269,236	43,215
Mutual funds	27,178		(7,575)	—	19,603	27,178		(6,419)	—	20,759	3,332

Total	249,131	13,329	(17,370)	—	245,090	308,446	17,548	(35,999)	—	289,995	46,547

Trading securities [Member]
Trading Securities

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2011 (RMB)				December 31, 2012 (RMB)				December 31, 2012 (US$)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value	Fair value
Trading securities	1,880	—	(1,172)	708	1,880	—	(1,362)	518	83

Total	1,880	—	(1,172)	708	1,880	—	(1,362)	518	83